CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Real estate properties under development	$ 4,068,716,308	$ 1,996,000,653
Accounts payable and notes payable	790,631,410	690,839,190
Other payables and accrued liabilities	341,107,500	300,118,332
Payroll and welfare payables	$ 33,752,390	$ 31,445,229
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	119,805,636	129,578,676
Common stock, shares outstanding	119,805,636	129,578,676
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 166,327,833	$ 154,339,321
Accounts payable and notes payable	2,489,669	2,454,089
Other payables and accrued liabilities	3,767,049	2,990,885
Payroll and welfare payables	$ 2,263,756	$ 102,316